PREPAYMENTS AND OTHER RECEIVABLES (Summary of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables from third party payment service providers	¥ 3,434	$ 532	¥ 2,347
Interest receivables	0		466
Deferred sponsorship and advertising expenses	631	98	175
Prepaid insurance	255	39	236
Utility deposits	15,619	2,419	0
Deferred expense	10,136	1,570	2,513
Receivables for disposal of long-term investments	8,901	1,379	8,901
Deductible value-added input tax	54,092	8,378	11,648
Others	12,380	1,917	5,595
Less: allowance for doubtful accounts	(8,901)	(1,379)	(8,901)
Prepayments and other receivables, net	¥ 96,547	$ 14,953	¥ 22,980